SCHEDULE OF FINANCE LEASE RIGHT-OF-USE ASSETS, NET (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Property, Plant and Equipment [Line Items]
Right-of-use assets, gross	$ 979	$ 979
Less: accumulated depreciation	(701)	(626)
Motor vehicles, net	$ 277	$ 353
Finance Lease, Right-of-Use Asset, Statement of Financial Position [Extensible Enumeration]	Assets	Assets
Motor Vehicles [Member]
Property, Plant and Equipment [Line Items]
Right-of-use assets, gross	$ 979	$ 979